Lease Liability (Details Narrative) (10-K/A)	3 Months Ended			12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 USD ($)
Operating lease expires, description	Office space that expires in 2022	Office space that expires in 2022		Office space that expires in 2022.	Office space that expires in 2022.
Lease payments	$ 10,138		$ 30,893	$ 120,690
CAD [Member]
Lease payments		$ 13,504			$ 13,504
Lease additional payments to variable costs		$ 12,505			$ 12,505